Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of operating segment information

	Turkcell Türkiye		Techfin		Other		Intersegment Eliminations		Consolidated
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Total segment revenue	220,319,476	199,742,397	13,688,815	11,300,922	14,139,663	10,974,558	(6,677,133)	(3,857,847)	241,470,821	218,160,030
Inter-segment revenue	(1,146,421)	(1,315,189)	(1,233,763)	(1,068,601)	(4,296,949)	(1,474,057)	6,677,133	3,857,847	—	—
Revenues from external customers	219,173,055	198,427,208	12,455,052	10,232,321	9,842,714	9,500,501	—	—	241,470,821	218,160,030
Adjusted EBITDA	98,416,482	86,852,705	3,383,133	2,845,933	2,695,945	2,111,613	(478,585)	(444,772)	104,016,975	91,365,479
IFRS 9 impairment loss provision	(991,553)	(1,068,536)	(332,900)	(260,082)	(104,253)	(8,094)	—	—	(1,428,706)	(1,336,712)

	Turkcell Türkiye		Techfin		Other		Intersegment Eliminations		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Total segment revenue	199,742,397	186,257,652	11,300,922	8,633,914	10,974,558	11,404,209	(3,857,847)	(3,866,822)	218,160,030	202,428,953
Inter-segment revenue	(1,315,189)	(1,225,601)	(1,068,601)	(784,782)	(1,474,057)	(1,856,439)	3,857,847	3,866,822	—	—
Revenues from external customers	198,427,208	185,032,051	10,232,321	7,849,132	9,500,501	9,547,770	—	—	218,160,030	202,428,953
Adjusted EBITDA	86,852,705	78,046,630	2,845,933	3,037,930	2,111,613	2,269,590	(444,772)	(434,858)	91,365,479	82,919,292
IFRS 9 impairment loss provision	(1,068,536)	(1,739,411)	(260,082)	(154,928)	(8,094)	(10,897)	—	—	(1,336,712)	(1,905,236)

	31 December	31 December	31 December
	2025	2024	2023
Profit from continuing operations	17,791,410	14,511,901	19,961,224
Add/(Less):
Income tax expense	13,398,842	6,369,264	(8,836,533)
Finance income	(16,841,450)	(13,584,573)	(23,931,920)
Finance costs	22,064,023	22,285,584	37,666,918
Other income	(452,244)	(329,088)	(1,668,287)
Other expenses	2,227,278	3,374,279	10,674,263
Monetary (gain) loss	(1,598,366)	(7,657,905)	(7,213,152)
Depreciation and amortization	63,928,335	62,256,360	59,149,066

Share of loss/(gain) of equity accounted investees	3,499,147	4,139,657	(2,882,287)
Consolidated adjusted EBITDA	104,016,975	91,365,479	82,919,292

Summary of geographical information

In presenting the information based on geographical segments, segment revenue is based on the geographical location of operations and segment assets are based on the geographical location of the assets.

	31 December	31 December	31 December
	2025	2024	2023
Revenues
Türkiye	235,619,865	213,086,672	197,752,484
Belarus	3,410,938	2,848,809	2,616,599
Turkish Republic of Northern Cyprus	2,436,107	2,177,073	1,999,709
Netherlands	2,414	47,476	60,161
Germany	1,497	—	—
	241,470,821	218,160,030	202,428,953

	31 December	31 December	31 December
	2025	2024	2023
Non-current assets
Türkiye	329,950,253	294,618,497	265,137,838
Belarus	3,149,942	1,397,877	1,410,297
Turkish Republic of Northern Cyprus	3,125,530	3,239,031	5,759,783
Unallocated non-current assets	7,718,460	2,560,029	839,349
	343,944,185	301,815,434	273,147,267